Long-Term Loans Payable (Details) - USD ($)	Jan. 01, 2023	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2020
Long-Term Loans Payable [Line Items]
Outstanding current balance		$ 465,232	$ 448,155
Cordyceps Sunshine Biotech Co., Ltd. [Member]
Long-Term Loans Payable [Line Items]
Loan agreements				$ 414,000
Interest rate	4.125%